OLD WESTBURY FUNDS, INC.

Old Westbury Large Cap Strategies Fund

(the “Fund”)

Supplement dated November 12, 2020 to the
Prospectus dated February 28, 2020, as supplemented

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s Prospectus dated February 28, 2020, as supplemented.

Mr. Rusty Johnson is no longer a member of the portfolio management team of Harding Loevner’s portion of the Fund.

Accordingly, effective immediately:

•	All references and information with regard to Mr. Rusty Johnson are deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

OWF-A21-SUPP1120	Old Westbury Funds, Inc.

OLD WESTBURY FUNDS, INC.

Old Westbury Large Cap Strategies Fund

(the “Fund”)

Supplement dated November 12, 2020 to the
Statement of Additional Information dated February 28, 2020, as supplemented

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s SAI dated February 28, 2020, as supplemented.

Mr. Rusty Johnson is no longer a member of the portfolio management team of Harding Loevner’s portion of the Fund.

Accordingly, effective immediately:

•	All references and information with regard to Mr. Rusty Johnson are deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE